Joint Arrangements - Joint Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint operations [line items]
Net Earnings (Loss)	$ 4,109	$ 6,450
Husky-CNOOC Madura Ltd.
Disclosure of joint operations [line items]
Proportion of ownership interest in joint venture	40.00%
Share of income from equity-accounted affiliate	$ 57	23
Investments in joint ventures accounted for using equity method	344	365
Distributions received	93	42
Joint venture, contributions	35	54
Net Earnings (Loss)	$ 70	33
Husky Midstream Limited Partnership
Disclosure of joint operations [line items]
Proportion of ownership interest in joint venture	35.00%
Investments in joint ventures accounted for using equity method	$ 0	0
Distributions received	56	23
Joint venture, contributions	62	31
Net Earnings (Loss)	231	190
Unrecognised share of pre-tax net losses of joint ventures	(1)	(23)
Unrecognised share of losses of joint ventures, OCI	(2)	8
Unrecognised share of losses of joint ventures	$ 31	$ 28
WRB Refining LP
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
WRB Refining LP | Phillips 66
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
BP-Husky Refining LLC
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%